Related party transactions - Summary of Related Party Transaction (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Apr. 01, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)
Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount | $			$ 5,000
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Loan amount obtained from related party	¥ 10,000	$ 1,500
Yingzhi (Lisa) Tang [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								¥ 1,500
Due from Related Parties					¥ 2,521
Yingzhi (Lisa) Tang [Member] | Two Year Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								¥ 1,500
Debt Instrument, Interest Rate, Stated Percentage								9.00%
Yingzhi (Lisa) Tang [Member] | Forty Month Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount									¥ 1,000	$ 150
Debt Instrument, Interest Rate, Stated Percentage									6.00%	6.00%
Di (Jackie) Chen [Member] | Forty Month Loan Agreement [Member]
Related Party Transaction [Line Items]
Due from Related Parties							¥ 1,250
Yan Jiang [Member]
Related Party Transaction [Line Items]
Due from Related Parties					¥ 9,000
Yan Jiang [Member] | Two Year Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						¥ 9,000		¥ 9,000
Debt Instrument, Interest Rate, Stated Percentage						9.00%		9.00%